Fair Value Measurements - Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value (Details)	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value [Abstract]
Balance	$ 34,839,000
Change in fair value - 42 Telecom Ltd.	2,882,000
Change in fair value - Telvantis Voice Servies, Inc.	3,032,000
Balance	$ 40,753,000